Prepayments and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets

Prepayments and other assets consisted of the following:

	December 31, 2025	December 31, 2024
Prepaid rents	$19,642	$18,000
Deposits	42,197	27,906
Prepaid expense	80,674	37,699
Value-added tax refund and income tax refund	156,845	—
Less: allowance for uncollectible balances	(3,620)	(3,468)
Prepayments and other current assets; net	$295,738	$80,137

Schedule of Allowance for Credit Losses Movement

Allowance for credit losses movement is as follows:

	December 31, 2025	December 31, 2024
Beginning balance	$3,468	$3,565
Foreign currency translation adjustments	152	(97)
Ending balance	$3,620	$3,468